UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE

 Report for the Calendar Year or Quarter Ended: September 30, 2011
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 Check here if Amendment / /; Amendment
 Number:                                     _____________________

   This Amendment (Check only one.):   / / is a restatement.
                                       / / adds new holdings entries.

Institutional Investment Manager filing this Report:

Name:  Andreeff Equity Advisors, L.L.C.
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       140 East St. Lucia Lane
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       Santa Rosa Beach, FL 32459
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Form 13F File Number:
28-                       11306
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

 Name:  Dane Andreeff
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 Title: Managing Member
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 Phone: (850) 622-3353
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Signature, Place, and Date of Signing:

 /s/ Dane Andreeff             Santa Rosa Beach, FL            11/01/2011
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    [Signature]                  [City, State]                   [Date]

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: None




                             FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:               0
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Form 13F Information Table Entry Total:          49
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Form 13F Information Table Value Total:        252,471
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                                            (x thousand)


List of Other Included Managers:  NONE

   COLUMN 1            COLUMN 2         COLUMN 3   COLUMN 4              COLUMN 5         COLUMN 6    COLUMN7        COULMN 8
                                                               SHRS OR                   INVESTMENT   OTHER       VOTING AUTHORITY
NAME OF ISSUER         TITLE OF           CUSIP      VALUE     PRN AMT   SH/PRN PUT/CALL DISCRETION  MANAGERS    SOLE   SHARED  NONE
                        CLASS                      (X $1000)
ALLIED NEVADA GOLD CORP   COM            019344100    9,048     252,677    SH               Sole               252,677
ARCHER DANIELS MIDLAND CO COM            039483102    5,138     207,095    SH               Sole               207,095
ARDEA BIOSCIENCES INC     COM            03969P107   16,996   1,088,084    SH               Sole             1,088,084
AURICO GOLD INC           COM            05155C105   33,048   3,515,771    SH               Sole             3,515,771
AURIZON MINES LTD         COM            05155P106      877     173,012    SH               Sole               173,012
BARRICK GOLD CORP         COM            067901108   18,882     404,762    SH               Sole               404,762
BENIHANA INC              COM            082047101    4,478     521,285    SH               Sole               521,285
BENIHANA INC              CL A           082047200    5,163     599,651    SH               Sole               599,651
CALGON CARBON CORP        COM            129603106      625      42,924    SH               Sole                42,924
CAMECO CORP               COM            13321L108    3,319     181,185    SH               Sole               181,185
CARDIOME PHARMA CORP      COM NEW        14159U202    2,302     699,789    SH               Sole               699,789
CENTERSTATE BANKS INC     COM            15201P109    1,632     311,987    SH               Sole               311,987
COINSTAR INC              COM            19259P300    6,998     174,961    SH               Sole               174,961
DENISON MINES CORP        COM            248356107    5,399   5,064,825    SH               Sole             5,064,825
DEPOMED INC               COM            249908104    1,078     199,702    SH               Sole               199,702
ELAN PLC                  ADR            284131208    5,315     504,733    SH               Sole               504,733
EVEREST RE GROUP LTD      COM            G3223R108    3,772      47,523    SH               Sole                47,523
EXETER RES CORP           COM            301835104      398     109,767    SH               Sole               109,767
EXTORRE GOLD MINES LTD    COM            30227B109      648     109,767    SH               Sole               109,767
FAMOUS DAVES AMER INC     COM            307068106        2         270    SH               Sole                   270
FRANCO NEVADA CORP        COM            351858105    9,040     250,620    SH               Sole               250,620
HEALTHCARE SVCS GRP INC   COM            421906108      776      48,056    SH               Sole                48,056
HILLTOP HOLDINGS INC      COM            432748101      432      59,978    SH               Sole                59,978
HOLOGIC INC               COM            436440101    1,266      83,247    SH               Sole                83,247
J ALEXANDERS CORP         COM            466096104       15       2,322    SH               Sole                 2,322
JAGUAR MNG INC            COM            47009M103    7,520   1,600,000    SH               Sole             1,600,000
KEEGAN RES INC            COM            487275109      857     170,107    SH               Sole               170,107
KINROSS GOLD CORP         COM NO PAR     496902404    3,695     250,000    SH               Sole               250,000
MAG SILVER CORP           COM            55903Q104    4,310     549,792    SH               Sole               549,792
MARKET VECTORS ETF TR     GOLD MINER ETF 57060U100   35,874     650,000    SH               Sole               650,000
MYREXIS INC               COM            62856H107      341     124,439    SH               Sole               124,439
OMEGA HEALTHCARE INVS INC COM            681936100    1,733     108,780    SH               Sole               108,780
PAN AMERICAN SILVER CORP  COM            697900108   16,423     613,487    SH               Sole               613,487
PARK STERLING CORP        COM            70086Y105      338      98,882    SH               Sole                98,882
PEABODY ENERGY CORP       COM            704549104    4,937     145,728    SH               Sole               145,728
PETROQUEST ENERGY INC     COM            716748108    3,486     633,838    SH               Sole               633,838
PLATINUM GROUP METALS LTD COM NEW        72765Q205      147     142,712    SH               Sole               142,712
POINTS INTL LTD           COM NEW        730843208    3,237     329,965    SH               Sole               329,965
QUATERRA RES INC          COM            747952109    5,028   6,212,478    SH               Sole             6,212,478
SANDRIDGE ENERGY INC      COM            80007P307    5,917   1,064,176    SH               Sole             1,064,176
STONE ENERGY CORP         COM            861642106    4,323     266,715    SH               Sole               266,715
TRANS1 INC                COM            89385X105      292      97,182    SH               Sole                97,182
UR ENERGY INC             COM            91688R108      364     404,663    SH               Sole               404,663
URANERZ ENERGY CORP       COM            91688T104      547     399,083    SH               Sole               399,083
URANIUM ENERGY CORP       COM            916896103    1,011     368,805    SH               Sole               368,805
URANIUM RES INC           COM PAR $0.001 916901507    4,915   7,212,330    SH               Sole             7,212,330
VISTA GOLD CORP           COM NEW        927926303    3,096     926,965    SH               Sole               926,965
YAMANA GOLD INC           COM            98462Y100    6,973     510,502    SH               Sole               510,502
YM BIOSCIENCES INC        COM            984238105      460     247,206    SH               Sole               247,206